Financial Expenses (Income), Net - Schedule of Financial Expenses (Income), Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Expenses (Income), Net [Abstract]
Interest on bank deposits	$ (110,078)	$ (251,724)	$ 92,768
Bank charges	7,711	12,254	23,156
Warrants remeasurement			60,454
Remeasurement of the Investment		91,305
Foreign currency differences, net	(12,487)	(71,841)	13,653
Total of financial expenses (Income), net	$ (114,854)	$ (220,006)	$ 4,495